Related Party Transactions - Narrative (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Administrative Service Agreement | Griffin Capital Corporation
Related Party Transaction [Line Items]
Amount of transaction	$ 187,167	$ 187,167